SEGMENT INFORMATION AND REVENUE ANALYSIS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments	1
Sales Revenue, Goods, Net	$ 790	$ 618	$ 248
Sales Revenue, Services, Net	5,411	3,622	1,674
Discontinued Operations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
VAT refunds	0	3,062	4,120
Sales Revenue, Goods, Net	0	43,504	46,150
Sales Revenue, Services, Net	0	4,541	5,630
Continuing Operations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
VAT refunds	$ 92	$ 57	$ 9